PREPAID LEASES (Details Textual)	1 Months Ended							3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 28, 2015 USD ($)	Dec. 18, 2014 USD ($)	Sep. 03, 2014 USD ($)	Mar. 26, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 30, 2012 USD ($)	Apr. 01, 2011 USD ($)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)	Feb. 28, 2015 CNY (¥)	Dec. 18, 2014 CNY (¥)	Sep. 30, 2014 CNY (¥)	Sep. 03, 2014 CNY (¥)	Mar. 26, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY (¥)	Dec. 30, 2012 CNY (¥)	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY (¥)	Apr. 01, 2011 CNY (¥)
Lease Term	10 years	10 years	10 years	10 years	10 years	10 years	10 years
Lease Expiration Date	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020
Lease Contract Aggregate Lease Amount	$ 3,408,524	$ 3,942,180	$ 3,857,000	$ 4,440,528	$ 4,063,824	$ 9,463,818	$ 16,123,369							¥ 20,860,000	¥ 24,200,000		¥ 23,750,000	¥ 27,360,000	¥ 24,840,000	$ 9,463,818	¥ 57,847,300	¥ 57,847,300	$ 16,123,369	¥ 98,553,600	¥ 98,553,600
Operating Leases, Rent Expense								$ 1,128,124	$ 853,008	$ 1,978,068	$ 1,491,124	$ 3,181,613	$ 2,227,696
Xingguo General Fruit Industry Development Co., Ltd [Member]
Lease Contract Aggregate Lease Amount			$ 3,857,000									$ 1,542,800				¥ 9,500,000	¥ 23,750,000